Convertible Loans Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Convertible Loans Payable

Note 10. Convertible Loans Payable

As of September 30, 2023 and December 31, 2022, the balance of convertible loans payable net of discount was $168,538 and $73,664, respectively.

During the nine months ended September 30, 2023, the Company issued one convertible loan in the aggregate amount of $153,000. The note bears interest at 8% per annum and all matures within one year. The conversion features in the note met the definition of a derivative and required bifurcation and liability classification, at fair value. The fair value of the derivative liability as of the date of issuance was $81,530 and was recorded as a discount of the notes.

During the year ended December 31, 2022, the Company issued one convertible loan in the aggregate amount of $178,000. The note bore interest at 8% per annum and all matured within one year. The conversion features in the note met the definition of a derivative and required bifurcation and liability classification, at fair value. The fair value of the derivative liability as of the date of issuance was $175,025 and was recorded as a discount of the notes.

During the year ended December 31, 2021, the Company issued two convertible loans in the aggregate amount of $404,000. The notes bore interest at 8% per annum and all matured within one year. On October 21, 2021, the Maturity Date of the $304,000 loan was extended from March 25, 2022 to April 21, 2022. The embedded beneficial conversion features in the notes met the definition of a derivative and required bifurcation and liability classification, at fair value. The fair value of the derivative liability as of the date of issuance was $746,672 and was recorded as a discount of the notes. During the year ended December 31, 2022, the remaining balance of these loans was fully repaid or converted.

Amount
Balance of notes payable, net on December 31, 2021	$176,703
Issuances of debt	178,000
Cash settlement of debt	(150,000)
Debt discount	(175,025)
Conversions	(50,000)
Amortization of debt discount	93,986
Balance of notes payable, net on December 31, 2022	73,664
Amortization of debt discount	43,157
Balance of convertible loan payables, net of discounts on March 31, 2023 (Unaudited)	116,821
Conversions	(93,000)
Amortization of debt discount	43,637
Balance of convertible loan payables, net of discounts on June 30, 2023 (Unaudited)	67,458
Issuances of debt	153,000
Debt discount	(81,530)
Conversions	(35,000)
Amortization of debt discount	64,610
Balance of convertible loan payables, net of discounts on September 30, 2023 (Unaudited)	$168,538

Derivative Liability

The Company issued debts that consist of the issuance of convertible notes with variable conversion provisions. The conversion terms of the convertible notes are variable based on certain factors, such as the future price of the Company’s common stock. The number of shares of common stock to be issued is based on the future price of the Company’s common stock. The number of shares of common stock issuable upon conversion of the promissory note is indeterminate. Due to the fact that the number of shares of common stock issuable could exceed the Company’s authorized share limit, the equity environment is tainted, and all additional convertible debentures and warrants are included in the value of the derivative liabilities. Pursuant to ASC 815-15 Embedded Derivatives, the fair values of the variable conversion options and warrants and shares to be issued were recorded as derivative liabilities on the issuance date and revalued at each reporting period.

Based on the various convertible notes described above, the fair value of applicable derivative liabilities on notes and change in fair value of derivative liability are as follows as of September 30, 2023 and December 31, 2022:

Total
Balance as of December 31, 2021	$354,160
Change Due to Issuances	175,026
Change due to exercise / redemptions	(110,507)
Change in fair value	(234,654)
Balance as of December 31, 2022	184,025
Change in fair value	(30,593)
Balance as of March 31, 2023 (Unaudited)	153,432
Change due to exercise / redemptions	(113,806)
Change in fair value	20,484
Balance of derivative liability as of June 30, 2023 (Unaudited)	$60,110
Change Due to Issuances	81,530
Change due to exercise / redemptions	(42,293)
Change in fair value	189,042
Balance of derivative liability as of September 30, 2023 (Unaudited)	$288,389

A summary of quantitative information with respect to valuation methodology and significant unobservable inputs used for the Company’s derivative liabilities that are categorized within Level 3 of the fair value hierarchy for the periods ended September 30, 2023 and December 31, 2022 is as follows:

	September 30, 2023	December 31, 2022
(Unaudited)

Stock price	$0.03 - 0.05	$0.04 - 0.19
Exercise price	$0.02 -0.03	$0.02 - 0.10
Contractual term (in years)	0.49-1.00	0.68 - 1.00
Volatility (annual)	184%-219%	140% - 1,313%
Risk-free rate	5.40%-5.53%	0.51% - 4.73%

The foregoing assumptions are reviewed quarterly and are subject to change based primarily on management’s assessment of the probability of the events described occurring. Accordingly, changes to these assessments could materially affect the valuations.

Financial Liabilities Measured at Fair Value on a Recurring Basis

Financial liabilities measured at fair value on a recurring basis are summarized below and disclosed on the balance sheet under Derivative liability – warrants and derivative liabilities:

	Fair Value measured at September 30, 2023 (Unaudited)
	Quoted prices in active markets	Significant other observable inputs	Significant unobservable inputs	Fair value at December 31
	(Level 1)	(Level 2)	(Level 3)	2023
Derivative liability	$—	$—	$288,389	$288,389
Total	$—	$—	$288,389	$288,389

	Fair value measured at December 31, 2022
	Quoted prices in active markets	Significant other observable inputs	Significant unobservable inputs	Fair value at December 31
	(Level 1)	(Level 2)	(Level 3)	2022
Derivative liability	$—	$—	$184,025	$184,025
Total	$—	$—	$184,025	$184,025

There were no transfers between Level 1, 2 or 3 during the nine months ended September 30, 2023 and 2022.

During the three and nine months ended September 30, 2023 the Company recorded losses of $189,042 and $178,933, respectively, and for the three and nine months ended September 30, 2022, the Company recognized gains of $0 and $243,653, respectively, from the change in fair value of derivative liability.

Note 10. Convertible Loans Payable

As of December 31, 2022 and 2021, the Company had loans payable balances, net of discount, of $73,664 and $176,703, respectively.

During the year ended December 31, 2022, the Company issued one convertible loan in the aggregate amount of $178,000. The note bears interest at 8% per annum and all matured within one year. The conversion features in the note met the definition of a derivative and required bifurcation and liability classification, at fair value. The fair value of the derivative liability as of the date of issuance was $175,025 and was recorded as a discount of the notes.

During the year ended December 31, 2021, the Company issued two convertible loans in the aggregate amount of $404,000. The notes bear interest at 8% per annum and all mature within one year. On October 21, 2021, the Maturity Date of the $304,000 loan was extended from March 25, 2022 to April 21, 2022. The embedded beneficial conversion features in the notes meet the definition of a derivative and requires bifurcation and liability classification, at fair value. The fair value of the derivative liability as of the date of issuance was $746,672 and was recorded as a discount of the notes. As of December 31, 2022, these loans were fully repaid or converted.

As of December 31, 2022 and 2021, outstanding convertible loans payable, net of discounts, was $73,664 and $176,703, respectively.

The convertible loans were issued in several different forms as discussed below.

Amount
Balance of notes payable, net on December 31, 2020	$149,241
Issuances of debt	404,000
Cash settlement of debt	(95,500)
Conversions	(270,000)
Debt discount	(406,500)
Deferred financing costs	(6,663)
Amortization of debt discount	402,125
Balance of notes payable, net on December 31, 2021	$176,703
Issuances of debt	178,000
Cash settlement of debt	(150,000)
Debt discount	(175,025)
Conversions	(50,000)
Amortization of debt discount	93,986
Balance of notes payable, net on December 31, 2022	$73,664

Derivative Liabilities

The Company issued debts that consist of the issuance of convertible notes with variable conversion provisions. The conversion terms of the convertible notes are variable based on certain factors, such as the future price of the Company’s common stock. The number of shares of common stock to be issued is based on the future price of the Company’s common stock. The number of shares of common stock issuable upon conversion of the promissory note is indeterminate. Due to the fact that the number of shares of common stock issuable could exceed the Company’s authorized share limit, the equity environment is tainted, and all additional convertible debentures and warrants are included in the value of the derivative liabilities. Pursuant to ASC 815-15 Embedded Derivatives, the fair values of the variable conversion options and warrants and shares to be issued were recorded as derivative liabilities on the issuance date and revalued at each reporting period.

Based on the various convertible notes described above, the fair value of applicable derivative liabilities on notes and change in fair value of derivative liability are as follows as of December 31, 2022 and 2021:

Total
Balance as of December 31, 2020	$310,641
Change Due to Issuances	746,672
Change due to exercise / redemptions	(1,972,419)
Change in fair value	1,269,266
Balance as of December 31, 2021	$354,160
Change Due to Issuances	175,026
Change due to exercise / redemptions	(110,507)
Change in fair value	(234,654)
Balance as of December 31, 2022	$184,025

A summary of quantitative information with respect to valuation methodology and significant unobservable inputs used for the Company’s common stock purchase that are categorized within Level 3 of the fair value hierarchy for the years ended December 31, 2022 and 2021 is as follows:

	December 31, 2022	December 31, 2021
Stock price	$0.04 – 0.19	$0.16 – 0.45
Exercise price	$0.02 - 0.10	$0.03 - 0.20
Contractual term (in years)	0.68 – 1.00	0.27 - 1
Volatility (annual)	140% – 1,313%	149% – 2,095%
Risk-free rate	0.51% - 4.73%	0.04% - 0.39%

The foregoing assumptions are reviewed quarterly and are subject to change based primarily on management’s assessment of the probability of the events described occurring. Accordingly, changes to these assessments could materially affect the valuations.

Financial Liabilities Measured at Fair Value on a Recurring Basis

Financial liabilities measured at fair value on a recurring basis are summarized below and disclosed on the balance sheet under Derivative liability and derivative liabilities:

	Fair value measured at December 31, 2022
	Quoted	Significant
	prices in	other	Significant
	active markets	observable inputs	unobservable inputs	Fair value December 31,
	(Level 1)	(Level 2)	(Level 3)	2022
Derivative liability	$—	$—	$184,025	$184,025
Total	$—	$—	$184,025	$184,025

	Fair Value measured at December 31, 2021
	Quoted	Significant
	prices in	other	Significant
	active markets	observable inputs	unobservable inputs	Fair value at December 31,
	(Level 1)	(Level 2)	(Level 3)	2021
Derivative liability	$—	$—	$354,160	$354,160
Total	$—	$—	$354,160	$354,160

The fair value accounting standards define fair value as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is determined based upon assumptions that market participants would use in pricing an asset or liability. Fair value measurements are rated on a three-tier hierarchy as follows:

•	Level 1 inputs: Quoted prices (unadjusted) for identical assets or liabilities in active markets;
•	Level 2 inputs: Inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly; and
•	Level 3 inputs: Unobservable inputs for which there is little or no market data, which require the reporting entity to develop its own assumptions.

There were no transfers between Level 1, 2 or 3 during the years ended December 31, 2022 and 2021.

During the years ended December 31, 2022 and 2021, the Company recorded a gain of $234,654 and a loss of $1,269,266, respectively, from the change in fair value of derivative liability.